EARNINGS PER SHARE	12 Months Ended
Apr. 30, 2026
Earnings per share attributable to owners of the Company
EARNINGS PER SHARE
15.	EARNINGS PER SHARE

	2026	2025	2024
Profit/(loss) for the year attributable to owners of the Company	$213,193	$1,032,798	$(87,180)
Weighted average number of ordinary shares	20,000,000	20,000,000	20,000,000
Basic and diluted earnings/(loss) per share	0.01	0.05	(0.00)